Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Revenues [Line Items]
Revenues	$ 10,665,266	$ 9,817,472
System integration projects [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	9,018,758	9,400,024
Product sales [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	$ 1,646,508	$ 417,448